Going concern (Details Textual) - USD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Net Income (Loss) Attributable to Parent, Total	$ (13,335,731)	$ (4,749,225)	$ 7,322,947	$ (28,427,244)
Retained Earnings (Accumulated Deficit), Total	$ (13,725,560)			$ (35,389,829)